RISK MANAGEMENT - Modified Financial Assets - Credit commitments (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Loan commitments and financial guarantee contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 31,008,169	$ 47,936,321
Loan commitments and financial guarantee contracts [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Notional amount	25,497,816	22,073,167
Loan commitments and financial guarantee contracts [member] | United States of America, Dollars
Disclosure of financial assets [line items]
Notional amount	5,480,746	25,465,480
Loan commitments and financial guarantee contracts [member] | Euro Member Countries, Euro
Disclosure of financial assets [line items]
Notional amount	27,934	15,650
Loan commitments and financial guarantee contracts [member] | Other currencies [member]
Disclosure of financial assets [line items]
Notional amount	1,673	382,024
Financial guarantee contracts [member]
Disclosure of financial assets [line items]
Notional amount	4,679,653	4,886,575
Unused letters of credit
Disclosure of financial assets [line items]
Notional amount	1,203,070	1,366,444
Unused limits of overdrafts.
Disclosure of financial assets [line items]
Notional amount	2,491,299	2,064,096
Unused credit card limits
Disclosure of financial assets [line items]
Notional amount	11,861,422	29,541,882
Other Commitments
Disclosure of financial assets [line items]
Notional amount	$ 10,772,725	$ 10,077,324